Staff costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs
Salaries and other benefits	$ 1,226,996	$ 58,563,801	$ 19,321,426
Share compensation scheme charge	285,651		33,611,231
Share Compensation Scheme Charge	1,636,738
Severance payments		7,160,551
Share-based payments reversal (Note 14)		(36,155,857)
Employee end of service benefits (reversal)/charge		(180,093)	704,614
General and administrative expenses (Note 23)	2,825,482	21,965,013	50,499,496
Selling and marketing expenses (Note 24)	38,252	7,423,389	3,137,775
Staff costs	$ 2,863,734	$ 29,388,402	$ 53,637,271